Securities Act File No. 33-51061
Investment Company Act File No. 811-7123

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☒

PRE-EFFECTIVE AMENDMENT NO.             ☐

POST-EFFECTIVE AMENDMENT NO. 81       ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         ☒

AMENDMENT NO. 81         ☒

(Check appropriate box or boxes.)

ADVANTAGE FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)

_X___ _____ _____ _____ _____ _____	immediately upon filing pursuant to paragraph (b)
on (DATE) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
_	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	*	*	*	*

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A (File No. 33-51061; 811-7123), filed on May 27, 2008 (“Post-Effective Amendment No. 80”).

This Post-Effective Amendment is being filed solely to include the consent of the Fund’s independent registered public accounting firm, Exhibit (j) to this Registration Statement on Form N-1A, which was inadvertently omitted from Post-Effective Amendment No. 80.

*	*	*	*	*

PART C. OTHER INFORMATION

Item 23.	Exhibits:

(a)(1)

Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1993, Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995, Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 2, 2001, and Exhibit (a)(2) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2006.

(a)(2)

Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on May 27, 2008 ("Post-Effective Amendment No. 80").

(a)(3)	Registrant's Articles of Amendment are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 80.

(b)	Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post- Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(d)(1)	Management Agreement, as revised is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 76 to the Registration Statement, filed on December 13, 2007.

(d)(2)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A, filed December 10, 2007.

(e)(1)	Distribution Agreement, as revised is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 76 to the Registration Statement, filed on December 13, 2007.

(e)(2)	Forms of Services Agreement are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(e)(3)	Form of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)	Not Applicable.

(g)(1)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

(h)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 80.

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Post- Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 25, 2000.

(j)	Consent of Independent Registered Public Accounting Firm.*

(m)	Rule 12b-1 Plan, as revised, is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 80.

(n)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 80.

(p)	Code of Ethics is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 28, 2007.

Other Exhibits

(a)	Power of Attorney is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 29 to the Registration Statement, filed on April 14, 2000.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 74 to the Registration Statement, filed on February 28, 2007.

_________________
*	Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with Registrant:

None.

Item25.	Indemnification:

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VI of the Registrant's Articles of Incorporation and any amendments thereto, Article VIII of registrant's Amended and restated By-Laws, Section 2-418 of the Maryland General Corporation Law, and Section 1.9 of the Distribution Agreement.

Item 26(a).	Business and Other Connections of Investment Adviser:

The Dreyfus Corporation and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 – Present 6/07 - Present
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	3/06 - 6/07

	Scudder Investments 345 Park Avenue New York, New York 10154	Chief Operating Officer	7/02 - 1/05

	Scudder Distributors, Inc. 345 Park Avenue New York, New York 10154	President Chief Executive Officer	7/02 - 1/05 7/02 - 1/05

J. Charles Cardona President and Director	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - Present
	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	MBSC Securities Corporation++	Executive Vice President Director	2/97 – Present 8/00 – Present

Diane P. Durnin Vice Chair and Director	Seven Six Seven Agency, Inc. ++ MBSC Securities Corporation**	Director Executive Vice President Director	4/02 – Present 2/97 – Present 8/00 – Present

Jonathan Little Chair of the Board	Mellon Global Investments	Chief Executive Officer	5/02 – Present 5/02 – Present

	Mellon Fund Managers Limited	Director	5/03 – Present

	Mellon Global Investments (Holdings) Ltd.	Director	9/03 - Present

	Mellon Global Investing Corp.	Director	5/02 – Present

	Mellon International Investment Corp.	Director	4/02 – Present

	Mellon Overseas Investment Corp.	Director	12/02 – Present

	Hamon Investment Group PTE Ltd.	Director	3/02 – Present

	Mellon Chile Holdings, S.A.	Director	7/03 – Present

	Mellon Global Funds, plc	Director	12/00 – Present

	Mellon Global Management Ltd.	Director	11/00 – Present

	Mellon Global Investments Japan Ltd.	Director	6/02 – Present

	Universal Liquidity Funds, plc	Director	11/00 – Present

	Pareto Investment Management Ltd.	Director	11/04 – Present

	Mellon Global Investments (Asia) Ltd.	Director	5/01 – Present

	Mellon Global Investments Australia Ltd.	Director	10/02 – Present

	Mellon Australia Ltd.	Director	7/02 – Present

	Mellon Alternative Strategies Ltd.	Director	10/04 – Present

	NSP Financial Services Group Pty Ltd.	Director	12/01 – Present

	Kiahan Ltd.	Director	12/01 – Present

Phillip N. Maisano Director, Vice Chair and Chief Investment Officer	Mellon Financial Corporation+	Senior Vice President	4/06 – Present
	EACM Advisors LLC 200 Connecticut Avenue Norwalk, CT 06854-1940	Chairman of Board Chief Executive Officer	8/04 – Present 8/04 - 5/06

	Founders Asset Management LLC****	Member, Board of Managers	11/06 – Present

	Standish Mellon Asset Management Company, LLC One Financial Center Boston, MA 02211	Board Member	12/06 – Present

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP*	Board Member	12/06 – Present

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 – Present

Mitchell E. Harris Director	Standish Mellon Asset Management Company LLC One Financial Center Boston, MA 02211	Chairman Chief Executive Officer Member, Board of Managers	2/05 – Present 8/04 – Present 10/04 - Present

	Palomar Management London, England	Director	12/97 – Present

	Palomar Management Holdings Limited London, England	Director	12/97 – Present

	Pareto Investment Management Limited London, England	Director	9/04 – Present

	MAM (DE) Trust+++++	President Member of Board of Trustees	10/05 - 1/07 10/05 - 1/07

	MAM (MA) Holding Trust+++++	President Member of Board of Trustees	10/05 - 1/07 10/05 - 1/07

Ronald P. O’Hanley Vice Chair and Director	Mellon Financial Corporation+	Vice Chairman	6/01 – Present

	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 – Present

	Standish Mellon Asset Management Holdings, LLC One Financial Center Boston, MA 02211	Board Member	7/01 - 7/03

	Standish Mellon Asset Management Company, LLC One Financial Center Boston, MA 02211	Board Member	7/01 – Present

	Franklin Portfolio Holdings, LLC*	Director	12/00 – Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

	Pareto Partners (NY) 505 Park Avenue NY, NY 10022	Partner Representative	2/00 – Present

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited London, England	Executive Committee Member Director	10/98 – Present 10/98 – Present

	Mellon Global Investments Japan Ltd. Tokyo, Japan	Non-Resident Director	11/98 – Present

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners 271 Regent Street London, England W1R 8PP	Partner Representative	5/97 – Present

	Mellon Capital Management Corporation***	Director	2/97 - Present

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee Member Chairman	1/98 - 7/03 1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee Member Chairman	1/98 - Present 1/98 - Present

	Mellon Global Investing Corp.*	Director Chairman Chief Executive Officer	5/97 – Present 5/97 – Present 5/97 – Present

Scott E. Wennerholm Director	Mellon Capital Management Corporation***	Director	10/05 - Present

	Newton Management Limited London, England	Director	1/06 - Present

	Pareto Investment Management Limited London, England	Director	3/06 – Present

	Mellon Equity Associates, LLP+	Executive Committee Member	10/05 – Present

	Standish Mellon Asset Management Company, LLC One Financial Center Boston, MA 02211	Member, Board of Managers	10/05 – Present

	The Boston Company Holding, LLC*	Member, Board of Managers	4/06 – Present

	Mellon Bank, N.A.+	Senior Vice President	10/05 – Present

	Mellon Trust of New England, N.A.*	Director Senior Vice President	4/06 - Present 10/05 - Present

	MAM (DE) Trust+++++	Member of Board of Trustees	1/07 - Present

	MAM (MA) Holding Trust*	Member of Board of Trustees	1/07 - Present

J. David Officer Vice Chair and Director	MBSC Securities Corporation++	President Director	3/00 – Present 3/99 - Present

	MBSC, LLC++	Manager, Board of Managers President	4/02 – Present 4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 – Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 – Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – Present

	Dreyfus Insurance Agency of Massachusetts, Inc.++	Director	5/98 – Present

	Seven Six Seven Agency, Inc.++	Director	10/98 – Present

	Mellon Residential Funding Corp. +	Director	4/97 – Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 – Present

	Mellon United National Bank 1399 SW 1st Ave., Suite 400 Miami, Florida	Director	3/98 – Present

	Dreyfus Financial Services Corp. +	Director Chairman Chief Executive Officer	9/96 - 4/02 6/99 - 4/02 6/99 - 4/02

	Dreyfus Investment Services Company LLC+	Manager Chairman Chief Executive Officer	11/01 - 12/02 11/01 - 12/02 11/01 - 12/02

Patrice M. Kozlowski Senior Vice President - Corporate Communications	None

Gary Pierce Controller	Lighthouse Growth Advisors LLC++	Member, Board of Managers Vice President and Treasurer	7/05 - 9/05 7/05 - 9/05

	The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 - Present 7/05 - Present

	MBSC, LLC++	Chief Financial Officer Manager, Board of Managers	7/05 - 6/07 7/05 - 6/07

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 – Present 6/07 – Present

	Dreyfus Service Corporation++	Director Chief Financial Officer Senior Vice President - Finance Vice President - Finance	7/05 - 6/07 7/05 - 6/07 1/05 - 7/05 3/03 - 1/05

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - Present

	Dreyfus Consumer Credit Corporation++	Treasurer	7/05 - Present

	Dreyfus Transfer, Inc.++	Chief Financial Officer	7/05 - Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 - Present

	Seven Six Seven Agency, Inc.++	Treasurer	4/99 - Present

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds ++	Chief Compliance Officer	10/04 - Present

	The Mellon Funds Trust ++	Chief Compliance Officer	10/04 - Present

	Dreyfus Investment Advisors, Inc. ++	Chief Compliance Officer	10/04 - Present

	Lighthouse Growth Advisors, LLC ++	Chief Compliance Officer	10/04 - Present

	MBSC, LLC ++	Chief Compliance Officer	10/04 - Present

	MBSC Securities Corporation ++	Chief Compliance Officer	10/04 - Present

	Boston Service Corporation ++	Chief Compliance Officer	10/04 - Present

	Mellon Securities Services +	First Vice President	11/01 - 2/04

Anthony Mayo Vice President - Information Systems	None

Theodore A. Schachar Vice President - Tax	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present

	Dreyfus Service Corporation++	Vice President - Tax	10/96 – Present

	MBSC, LLC++	Vice President - Tax	4/02 - Present

	The Dreyfus Consumer Credit Corporation ++	Chairman President	6/99 - Present 6/99 - Present

	Dreyfus Investment Advisors, Inc.++	Vice President - Tax	10/96 - Present

	Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

John E. Lane Vice President	A P Colorado, Inc.+	Vice President - Real Estate and Leases	8/07 – Present

	A P East, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P Management, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P Properties, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P Rural Land, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	Allomon Corporation+	Vice President - Real Estate and Leases	8/07 - Present

	MBC Investments Corporation +	Vice President - Real Estate and Leases	8/07 – Present

	MBSC Securities Corporation++	Vice President - Real Estate and Leases	8/07 - Present

	MELDEL Leasing Corporation Number 2, Inc.+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon Capital Management Corporation+	Vice President - Real Estate and Leases	8/07 - Present

	Mellon Financial Services Corporation #1+	Vice President - Real Estate and Leases	8/07 – Present

	Mellon Financial Services Corporation #4+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon International Leasing Company+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon Leasing Corporation+	Vice President - Real Estate and Leases	7/07 – Present

	Mellon Trust Company of Illinois+	Vice President - Real Estate and Leases	8/07 - Present

	MFS Leasing Corp.+	Vice President - Real Estate and Leases	7/07 - Present

	MMIP, LLC+	Vice President - Real Estate and Leases	8/07 - Present

	Pontus, Inc.+	Vice President - Real Estate and Leases	7/07 - Present

Jeanne M. Login Vice President	A P Colorado, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P East, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P Management, Inc.+	Vice President - Real Estate and Leases	8/07 - Present

	A P Properties, Inc.+	Vice President - Real	8/07 - Present
Estate and Leases

	A P Rural Land, Inc.+	Vice President - Real	8/07 - Present
Estate and Leases

	Allomon Corporation+	Vice President - Real	8/07 - Present
Estate and Leases

	APT Holdings Corporation+	Vice President - Real	8/07 – Present
Estate and Leases

	BNY Investment Management Services LLC ++++	Vice President - Real	1/07 - Present
Estate and Leases

	MBC Investments Corporation+	Vice President - Real	8/07 - Present
Estate and Leases

	MBSC Securities Corporation++	Vice President - Real	8/07 - Present
Estate and Leases

	MELDEL Leasing Corporation Number 2, Inc.+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon Capital Management Corporation+	Vice President - Real Estate and Leases	8/07 - Present

	Mellon Financial Services Corporation #1+	Vice President - Real Estate and Leases	8/07 - Present

	Mellon Financial Services Corporation #4+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon International Leasing Company+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon Leasing Corporation+	Vice President - Real Estate and Leases	7/07 - Present

	Mellon Trust Company of Illinois+	Vice President - Real Estate and Leases	8/07 - Present

	MFS Leasing Corp.+	Vice President - Real Estate and Leases	7/07 - Present

	MMIP, LLC+	Vice President - Real Estate and Leases	8/07 - Present

	Pontus, Inc.+	Vice President - Real Estate and Leases	7/07 - Present

James Bitetto Secretary	The TruePenny Corporation++	Secretary	9/98 - Present

	MBSC Securities Corporation++	Assistant Secretary	8/98 - Present

	Dreyfus Investment Advisors, Inc.++	Assistant Secretary	7/98 - Present

	Dreyfus Service Organization, Inc.++	Assistant Secretary	7/98 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President and Director	2/02 - Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258

++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144

Item 27.	Principal Underwriters:

(a)           Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	CitizensSelect Funds
3.	Dreyfus A Bonds Plus, Inc.
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth Opportunity Fund, Inc.
24.	Dreyfus Index Funds, Inc.
25.	Dreyfus Institutional Cash Advantage Funds
26.	Dreyfus Institutional Money Market Fund
27.	Dreyfus Institutional Preferred Money Market Funds
28.	Dreyfus Insured Municipal Bond Fund, Inc.
29.	Dreyfus Intermediate Municipal Bond Fund, Inc.
30.	Dreyfus International Funds, Inc.
31.	Dreyfus Investment Grade Funds, Inc.
32.	Dreyfus Investment Portfolios
33.	The Dreyfus/Laurel Funds, Inc.
34.	The Dreyfus/Laurel Funds Trust
35.	The Dreyfus/Laurel Tax-Free Municipal Funds
36.	Dreyfus LifeTime Portfolios, Inc.
37.	Dreyfus Liquid Assets, Inc.
38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
39.	Dreyfus Massachusetts Municipal Money Market Fund
40.	Dreyfus Midcap Index Fund, Inc.
41.	Dreyfus Money Market Instruments, Inc.
42.	Dreyfus Municipal Bond Fund, Inc.
43.	Dreyfus Municipal Cash Management Plus
44.	Dreyfus Municipal Funds, Inc.
45.	Dreyfus Municipal Money Market Fund, Inc.
46.	Dreyfus New Jersey Intermediate Municipal Bond Fund
47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
48.	Dreyfus New York Municipal Cash Management
49.	Dreyfus New York Tax Exempt Bond Fund, Inc.
50.	Dreyfus New York Tax Exempt Intermediate Bond Fund
51.	Dreyfus New York Tax Exempt Money Market Fund
52.	Dreyfus U.S. Treasury Intermediate Term Fund
53.	Dreyfus U.S. Treasury Long Term Fund
54.	Dreyfus 100% U.S. Treasury Money Market Fund
55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
56.	Dreyfus Pennsylvania Municipal Money Market Fund
57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
58.	Dreyfus Premier Equity Funds, Inc.
59.	Dreyfus Premier Fixed Income Funds
60.	Dreyfus Premier International Funds, Inc.
61.	Dreyfus Premier GNMA Fund
62.	Dreyfus Premier Manager Funds I
63.	Dreyfus Premier Manager Funds II
64.	Dreyfus Premier Municipal Bond Fund
65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66.	Dreyfus Premier New York Municipal Bond Fund
67.	Dreyfus Premier Opportunity Funds
68.	Dreyfus Premier State Municipal Bond Fund
69.	Dreyfus Premier Stock Funds
70.	The Dreyfus Premier Third Century Fund, Inc.
71.	The Dreyfus Premier Value Equity Funds
72.	Dreyfus Premier Worldwide Growth Fund, Inc.
73.	Dreyfus Short-Intermediate Government Fund
74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
75.	The Dreyfus Socially Responsible Growth Fund, Inc.
76.	Dreyfus Stock Index Fund, Inc.
77.	Dreyfus Tax Exempt Cash Management Funds
78.	Dreyfus Treasury & Agency Cash Management
79.	Dreyfus Treasury Prime Cash Management
80.	Dreyfus Variable Investment Fund
81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
82.	General California Municipal Money Market Fund
83.	General Government Securities Money Market Funds, Inc.
84.	General Money Market Fund, Inc.
85.	General Municipal Money Market Funds, Inc.
86.	General New York Municipal Bond Fund, Inc.
87.	General New York Municipal Money Market Fund
88.	BNY Mellon Funds Trust
89.	Strategic Funds, Inc.
90.	Dreyfus Institutional Reserves Funds

(b)

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

J. David Officer *	President and Director	President
Jon R. Baum*	Executive Vice President and Director	None
Ken Bradle **	Executive Vice President	None
J. Charles Cardona *	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O' Neil****	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Gary Pierce *	Chief Financial Officer and Director	None
Sue Ann Cormack **	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Matthew Perrone **	Executive Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President - Facilities Management	None
William Germenis *	Vice President - Compliance	AML Compliance Officer
Jill Gill*	Vice President	None
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President - Compliance	None
Jennifer M. Mills*	Vice President - Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President - Compliance	None
Anthony Nunez *	Vice President - Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President - Tax	None
William Schalda *	Vice President	None
John Shea*	Vice President - Finance	None
Susan Verbil*	Vice President - Finance	None
William Verity*	Vice President - Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	VP and Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28.	Location of Accounts and Records:

1.	The Bank of New York One Wall Street New York, New York 10286

2.	DST Systems, Inc. 1055 Broadway Kansas City, Missouri 64105

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.	Management Services:

Not Applicable.

Item 30.	Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 27th day of May, 2008.

ADVANTAGE FUNDS, INC. By: /s/ J. David Officer* J. David Officer President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	May 27, 2008

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	May 27, 2008

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	May 27, 2008

/s/ Peggy C. Davis* Peggy C. Davis	Board Member	May 27, 2008

/s/ David P. Feldman* David P. Feldman	Board Member	May 27, 2008

/s/ James F. Henry* James F. Henry	Board Member	May 27, 2008

/s/ Ehud Houminer* Ehud Houminer	Board Member	May 27, 2008

/s/ Gloria Messinger* Gloria Messinger	Board Member	May 27, 2008

/s/ Martin Peretz* Martin Peretz	Board Member	May 27, 2008

/s/ Anne Wexler* Anne Wexler	Board Member	May 27, 2008

*By: /s/ Michael A. Rosenberg
        Michael A. Rosenberg
        Attorney-in-Fact

Exhibit Index

(j)	Consent of Independent Registered Public Accounting Firm